Summary of Significant Accounting Policies - Net Loss per Common Share, Basic and Diluted (Details) (Detail)	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Earnings Per Share [Abstract]
Net loss	$ (2,728,854)
Less: net income attributable to common stock subject to redemption	(22,176)
Net loss attributable to common stockholders	$ (2,751,030)
Weighted-average common shares outstanding, basic and diluted | shares	6,247,527 [1]
Net loss per share common share, basic and diluted | $ / shares	$ (0.44)

[1]	This number excludes the 750,000 Founder Shares (as described in Note 4) that were forfeited because the over-allotment option was not exercised by the Underwriters.